Note 9 - Share-based Payments (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018 shares	Dec. 31, 2014
Statement Line Items [Line Items]
Number of share options outstanding in share-based payment arrangement at end of period	3,025,826	2,453,586	2,462,914		2,259,180
Share-based compensation arrangement, time-based options, vesting period	4 years
Share-based compensation arrangement, time-based options, vesting percentage, after one year with monthly vesting over the subsequent 36 months	25.00%
Share-based compensation arrangement, performance-based options, vesting percentage, upon achievement of a milestone event with monthly vesting over the subsequent 36 or 48 months	25.00%
Expense from share-based payment transactions with employees | $	$ 2,180,915	$ 174,419	$ 164,456
Expense from share-based payment transactions with employees, allocated to general and administrative expenses | $	1,495,174	64,998	100,515
Expense from share-based payment transactions with employees, allocated to research and development expenses | $	685,741	$ 109,421	$ 63,941
Unrecognized share-based compensation expense, net of related forfeiture estimates | $	$ 2,500,000
Unrecognized share-based compensation expense, period for recognition	1 year 182 days
Employee stock option plan [member[
Statement Line Items [Line Items]
Number of share options available for issuance | shares	3,786,886
Number of share options outstanding in share-based payment arrangement at end of period	2,997,836	2,453,586
Share-based compensation arrangement, options, expiration period	10 years
2017 Omnibus Plan [member]
Statement Line Items [Line Items]
Number of share options available for issuance | shares				3,659,308
Number of share options outstanding in share-based payment arrangement at end of period	27,990	0
Number of share options available for issuance, increase, lower limit, percentage of common shares outstanding	4.00%
Number of share options available for issuance, increase, lower limit, shares | shares	1,268,703
Share-based compensation arrangement, options, expiration period		7 years
2017 Omnibus Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Number of share options available for issuance | shares	2,390,605